Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Preference Shares Seed Preference Shares	Preference Shares Seed Preference Shares Previously Reported	Preference Shares Seed Plus Preference Shares	Preference Shares Seed Plus Preference Shares Previously Reported	Preference Shares Series A Preferred Shares	Preference Shares Series A Preferred Shares Previously Reported	Ordinary Shares Class A	Ordinary Shares Class A Previously Reported	Ordinary Shares Class B	Ordinary Shares Class B Previously Reported	Ordinary Shares	Ordinary Shares Previously Reported	Additional paid-in capital	Additional paid-in capital Previously Reported	Equiy proceeds receivable	Equiy proceeds receivable Previously Reported	Other Comprehensive income	Other Comprehensive income Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Total	Previously Reported
Balance at Dec. 31, 2024		$ 839,602		$ 2,349,212		$ 18,100,000	$ 21,252,353		$ 40,110			$ 3,649	$ 2,204,631	$ 2,204,631			$ 38,434	$ 38,434	$ (15,931,029)	$ (15,931,029)	$ 7,604,500	$ 7,604,500
Balance (in Shares) at Dec. 31, 2024		2,500,000		2,936,828		2,586,522	20,055,960		19,744,585			8,000,000
Retroactive application of Business Combination (Note 3)	$ (839,602)		$ (2,349,212)		$ (18,100,000)		$ 21,252,353		$ 40,110		$ (3,649)
Retroactive application of Business Combination (Note 3) (in Shares)	(2,500,000)		(2,936,828)		(2,586,522)		20,055,960		19,744,585		(8,000,000)
Translation adjustment																	217,988				217,988
Shared-based payment reserve													3,604,531								3,604,531
Loss for the period																			(7,725,194)		(7,725,194)
Balance at Jun. 30, 2025							$ 21,252,353		$ 40,110				5,809,162				256,422		(23,656,223)		3,701,825
Balance (in Shares) at Jun. 30, 2025							20,055,960		19,744,585
Balance at Dec. 31, 2025		$ 839,602		$ 2,349,212		$ 18,100,000	$ 21,252,353		$ 40,110			$ 3,649	7,417,778	$ 7,417,778			200,671	$ 200,671	(33,573,537)	$ (33,573,537)	(4,662,625)	$ (4,662,625)
Balance (in Shares) at Dec. 31, 2025		2,500,000		2,936,828		2,586,522	20,055,960		19,744,585			8,000,000
Retroactive application of Business Combination (Note 3)	$ (839,602)		$ (2,349,212)		$ (18,100,000)		$ 21,252,353		$ 40,110		$ (3,649)
Retroactive application of Business Combination (Note 3) (in Shares)	(2,500,000)		(2,936,828)		(2,586,522)		20,055,960		19,744,585		(8,000,000)
Translation adjustment																	96,509				96,509
Issuance of shares in connection with close of Business Combination							$ 91,283,013														91,203,772
Issuance of shares in connection with close of Business Combination (in Shares)							11,757,589
Issuance of shares to an advisor							$ 269,000														269,000
Issuance of shares to an advisor (in Shares)							20,000
Issuance of shares in connection with the exercise of warrants							$ 74,319,709								(343,862)						73,975,847
Issuance of shares in connection with the exercise of warrants (in Shares)							2,393,946
Shared-based payment reserve													1,579,757								1,579,757
Loss for the period																			(118,786,726)		(118,786,726)
Balance at Jun. 30, 2026							$ 187,124,075		$ 40,110				$ 8,997		$ (343,862)		$ 2		$ (152,439,504)		$ 43,675,534
Balance (in Shares) at Jun. 30, 2026							34,227,495		19,744,585